Debt - Maturities of convertible notes (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Maturities of convertible notes
December 31, 2024	$ 0
December 31, 2025	5,000
Total	$ 50,470	$ 79,856
Convertible debt
Maturities of convertible notes
December 31, 2024		27,794
December 31, 2025		3,614
December 31, 2026		2,625
Total		$ 34,033